Variable Interest Entities (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Accounts Receivable, Net, Current, Total	$ 47,504		$ 44,955	$ 50,928
Long Term Payment Agreement [Member]
Variable Interest Entity [Line Items]
Accounts Receivable, Net, Current, Total	$ 3,400		$ 4,200
ES Windows LLC [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%		100.00%
Accounts Receivable, Related Parties	$ 18,900		$ 13,800	11,800
Revenue from Related Parties	$ 11,900	$ 8,500	$ 37,100	28,900
Ventanas Solar SA [Member]
Variable Interest Entity [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%		100.00%
Accounts Receivable, Related Parties	$ 11,000		$ 12,200	10,800
Ventanas Solar SA [Member] | Sales [Member]
Variable Interest Entity [Line Items]
Related Party Transaction, Amounts of Transaction	$ 1,000	$ 3,700	$ 200	$ 7,900